3. Furniture and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
3. Furniture and Equipment

Note 3 Furniture and Equipment

Property and equipment consisted of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)

Office Equipment	$144,931	$136,611
Furniture and Fixtures	30,561	30,561
Total	175,492	167,172
Less: Accumulated Depreciation	(46,064)	(39,651)
Property and Equipment - net	$129,428	$127,521

Note 3 Furniture and Equipment

Property and equipment consisted of the following at December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Office Equipment	$136,611	$120,759
Furniture and Fixtures	30,561	29,071
Total	167,172	149,830
Less: Accumulated Depreciation	(39,651)	(17,221)
Property and Equipment - net	$127,521	$132,609